Equity Method Investment (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity method investment ownership percentage		100.00%		100.00%
Payment of investment		$ (210,000)		$ (250,273)
Equity method investment loss		$ (28,972)
Minimum [Member]
Stock issued during period		2,273,329
Maximum [Member]
Stock issued during period		14,776,638
May 1, 2019 [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage	6.00%
August 1, 2019 [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage	6.00%
November 1, 2019 [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage	7.00%
January 31, 2020 [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage	51.00%
Alliance Pharma Solution, LLC [Member]
Shares transferred	250,000
Equity method investment ownership percentage	49.00%
Payment of investment	$ 210,000
Alliance Pharma Solution, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage	30.00%
Alliance Pharma Solution, LLC [Member] | April 2019 [Member]
Payment of investment		$ 40,000
Alliance Pharma Solution, LLC [Member] | May 1, 2019 [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage				6.00%
Alliance Pharma Solution, LLC [Member] | August 1, 2019 [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage				6.00%
Alliance Pharma Solution, LLC [Member] | November 1, 2019 [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage				7.00%
PanOptic Health, LLC [Member] | SyncHealth MSO, LLC [Member]
Equity method investment ownership percentage	70.00%